Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

June 30, 2019

Dates Covered
Collections Period	06/01/19 - 06/30/19
Interest Accrual Period	06/17/19 - 07/14/19
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/19	741,177,096.41	34,072
Yield Supplement Overcollateralization Amount 05/31/19	47,862,546.88	0
Receivables Balance 05/31/19	789,039,643.29	34,072
Principal Payments	24,728,588.83	510
Defaulted Receivables	1,026,314.66	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/19	45,648,462.46	0
Pool Balance at 06/30/19	717,636,277.34	33,520

Pool Statistics	$ Amount	# of Accounts
Pool Factor	69.17%
Prepayment ABS Speed	1.32%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	5,599,246.62	231
Past Due 61-90 days	1,902,346.53	82
Past Due 91-120 days	382,230.77	18
Past Due 121+ days	0.00	0
Total	7,883,823.92	331

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.03%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.30%
Delinquency Trigger Occurred	NO

Recoveries	547,029.83
Aggregate Net Losses/(Gains) - June 2019	479,284.83
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.73%
Prior Net Losses Ratio	0.52%
Second Prior Net Losses Ratio	0.56%
Third Prior Net Losses Ratio	0.48%
Four Month Average	0.57%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.48%

Overcollateralization Target Amount	19,017,361.35
Actual Overcollateralization	19,017,361.35
Weighted Average APR	3.47%
Weighted Average APR, Yield Adjusted	6.39%
Weighted Average Remaining Term	54.35

Flow of Funds	$ Amount

Collections	27,452,274.90
Investment Earnings on Cash Accounts	12,990.44
Servicing Fee	(657,533.04)
Transfer to Collection Account	0.00
Available Funds	26,807,732.30

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,736,808.94
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	3,899,626.02
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	19,017,361.35
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,067,349.32

Total Distributions of Available Funds	26,807,732.30

Servicing Fee	657,533.04
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 06/17/19	721,535,903.36
Principal Paid	22,916,987.37
Note Balance @ 07/15/19	698,618,915.99

Class A-1
Note Balance @ 06/17/19	0.00
Principal Paid	0.00
Note Balance @ 07/15/19	0.00
Note Factor @ 07/15/19	0.0000000%

Class A-2
Note Balance @ 06/17/19	275,915,903.36
Principal Paid	22,916,987.37
Note Balance @ 07/15/19	252,998,915.99
Note Factor @ 07/15/19	68.5633919%

Class A-3
Note Balance @ 06/17/19	326,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	326,000,000.00
Note Factor @ 07/15/19	100.0000000%

Class A-4
Note Balance @ 06/17/19	89,060,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	89,060,000.00
Note Factor @ 07/15/19	100.0000000%

Class B
Note Balance @ 06/17/19	30,560,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	30,560,000.00
Note Factor @ 07/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,823,395.61
Total Principal Paid	22,916,987.37
Total Paid	24,740,382.98

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	643,803.77
Principal Paid	22,916,987.37
Total Paid to A-2 Holders	23,560,791.14

Class A-3
Coupon	3.13000%
Interest Paid	850,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	850,316.67

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.8222658
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.9027876
Total Distribution Amount	24.7250534

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.7447257
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	62.1056568
Total A-2 Distribution Amount	63.8503825

A-3 Interest Distribution Amount	2.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.6083333

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	170.16
Noteholders' Principal Distributable Amount	829.84

Account Balances	$ Amount

Reserve Account
Balance as of 06/17/19	2,546,066.61
Investment Earnings	4,922.38
Investment Earnings Paid	(4,922.38)
Deposit/(Withdrawal)	-
Balance as of 07/15/19	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61